August 13, 2014

Dreyfus Premier Investment Funds, Inc.

-Dreyfus Global Real Estate Securities Fund ("DGRESF")

Supplement to Statement of Additional Information

dated

July 15, 2013, as revised or amended, October 1, 2013, January 1, 2014,

 March 1, 2014, April 1, 2014, May 1, 2014 and July 1, 2014

The following information supplements the information in the section of the SAI entitled "Certain Portfolio Manager Information":

Primary Portfolio Manager	Fund	Dollar Range of Fund Shares Beneficially Owned

E. Todd Briddell	DGRESF	$0

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GRP2-SAISTK-0814